BUSINESS COMBINATIONS Q - Narrative (Details) - USD ($) $ in Thousands					1 Months Ended	9 Months Ended
	Jun. 05, 2025	Feb. 28, 2025	Dec. 09, 2024	Jul. 18, 2024	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill						$ 62,659		$ 58,037	$ 44,257
Payments to acquire businesses, gross						$ 1,000	$ 2,123
Customer Relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life				5 years
Meridian Labs
Business Combination [Line Items]
Business combination, consideration transferred	$ 4,200
Business combination, contingent consideration, liability	3,100
Business combination, contingent consideration, range of outcomes, maximum, amount	5,000
Goodwill	$ 4,200
Fierce Company
Business Combination [Line Items]
Business combination, consideration transferred			$ 12,500
Business combination, contingent consideration, liability			1,200
Goodwill			8,588
Payments to acquire businesses, gross			3,000
Business combination, consideration transferred, equity interests issued and issuable			9,500
Business combination recognized identifiable assets acquired and liabilities assumed, deferred tax assets			3,300
Business acquisition, transaction costs			200
Fierce Company | Trade Names
Business Combination [Line Items]
Intangible assets			$ 400
CryptoManufaktur
Business Combination [Line Items]
Business combination, consideration transferred				$ 12,400
Business combination, contingent consideration, liability				5,500
Goodwill				5,193
Business acquisition, transaction costs				500
Business combination, consideration transferred, equity interests issued and issuable (in shares)		76,573
CryptoManufaktur | Customer Relationships
Business Combination [Line Items]
Intangible assets				$ 7,200
Fin2 LLC
Business Combination [Line Items]
Business combination, consideration transferred					$ 425,000